UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Keane Capital Management Inc.

Address: 3440 Toringdon Way
         Suite 308
         Charlotte, North Carolina 28277

13F File Number: 028-10739


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Ted Slack
Title: Controller & Chief Compliance Officer
Phone: (704) 973-4022


Signature, Place and Date of Signing:


/s/Ted Slack                 Charlotte, North Carolina        May 15, 2012
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:        $141,767
                                              (thousands)


List of Other Included Managers: NONE

Form 13F File Number         Name

-----------------------       ------------------------------

                                                  FORM 13F INFORMATION TABLE
                                                Keane Capital Management Inc.
                                                      March 31, 2012

COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE                          VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------               ---------         ------      ---------  -----------------  ----------- --------- ----- ------- -----

ACCURIDE CORP NEW             COM NEW           00439T206    2,291     263,667 SH             SOLE            263,667
AIR TRANSPORT SERVICES GRP I  COM               00922R105    2,393     413,343 SH             SOLE            413,343
ALLIANCE FIBER OPTIC PRODS I  COM NEW           018680306    1,969     205,354 SH             SOLE            205,354
ALLIANCE ONE INTL INC         COM               018772103    3,133     830,959 SH             SOLE            830,959
AMERICAN AXLE & MFG HLDGS IN  COM               024061103    3,157     269,574 SH             SOLE            269,574
AMERICAN EQTY INVT LIFE HLD   COM               025676206    4,832     378,379 SH             SOLE            378,379
ASIA ENTN & RESOURCES LTD     SHS               G0539K108    1,633     250,511 SH             SOLE            250,511
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW           049164205      738      15,000 SH             SOLE             15,000
AUDIOCODES LTD                ORD               M15342104    1,653     607,618 SH             SOLE            607,618
AXT INC                       COM               00246W103    1,933     304,460 SH             SOLE            304,460
BIOSCRIP INC                  COM               09069N108    2,055     302,608 SH             SOLE            302,608
BOISE INC                     COM               09746Y105    1,567     190,856 SH             SOLE            190,856
BPZ RESOURCES INC             COM               055639108    1,676     415,885 SH             SOLE            415,885
BUILDERS FIRSTSOURCE INC      COM               12008R107      710     167,858 SH             SOLE            167,858
CAL DIVE INTL INC DEL         COM               12802T101      715     216,580 SH             SOLE            216,580
CAPLEASE INC                  COM               140288101      335      83,019 SH             SOLE             83,019
CASELLA WASTE SYS INC         CL A              147448104    1,741     279,424 SH             SOLE            279,424
CENVEO INC                    COM               15670S105    2,697     797,881 SH             SOLE            797,881
CHINA AUTOMOTIVE SYS INC      COM               16936R105    1,196     174,858 SH             SOLE            174,858
CHINA CERAMICS CO LTD         *W EXP 11/16/201  2113X 118    1,924     482,220 SH             SOLE            482,220
CHINA GERUI ADV MAT GR LTD    SHS               G21101103    2,476     687,913 SH             SOLE            687,913
CHINA XD PLASTICS CO LTD      COM               16948F107    1,143     209,729 SH             SOLE            209,729
CHINACAST EDU CORP            COM               16946T109    1,619     381,860 SH             SOLE            381,860
CITY TELECOM H K LTD          SPONSORED ADR     178677209    1,837     137,679 SH             SOLE            137,679
DAWSON GEOPHYSICAL CO         COM               239359102       86       2,500 SH             SOLE              2,500
DFC GLOBAL CORP               COM               23324T107    3,459     183,332 SH             SOLE            183,332
EDGEWATER TECHNOLOGY INC      COM               280358102      588     150,000 SH             SOLE            150,000
ENERGY PARTNERS LTD           COM NEW           29270U303    3,326     200,251 SH             SOLE            200,251
ENPRO INDS INC                COM               29355X107    3,083      75,000 SH             SOLE             75,000
FSI INTL INC                  COM               302633102    3,434     702,182 SH             SOLE            702,182
GEOKINETICS INC               COM PAR $0.01     372910307      398     226,320 SH             SOLE            226,320
GREAT LAKES DREDGE & DOCK CO  COM               390607109    2,334     323,246 SH             SOLE            323,246
HERCULES OFFSHORE INC         COM               427093109    1,110     234,773 SH             SOLE            234,773
INTEGRAMED AMER INC           COM NEW           45810N302    4,532     374,397 SH             SOLE            374,397
IRIDIUM COMMUNICATIONS INC    COM               46269C102    1,752     200,000 SH             SOLE            200,000
JAKKS PAC INC                 COM               47012E106    1,631      93,471 SH             SOLE             93,471
KINGOLD JEWELRY INC           COM NEW           49579A204      739     496,277 SH             SOLE            496,277
KIT DIGITAL INC               COM NEW           482470200    1,194     165,774 SH             SOLE            165,774
KKR FINANCIAL HLDGS LLC       COM               48248A306    3,575     388,140 SH             SOLE            388,140
KNOLOGY INC                   COM               499183804    1,214      66,707 SH             SOLE             66,707
K-SWISS INC                   CL A              482686102      883     215,431 SH             SOLE            215,431
KVH INDS INC                  COM               482738101    1,348     128,399 SH             SOLE            128,399
LIHUA INTL INC                COM               532352101    1,992     346,453 SH             SOLE            346,453
LIONBRIDGE TECHNOLOGIES INC   COM               536252109    2,064     716,766 SH             SOLE            716,766
LO-JACK CORP                  COM               539451104    3,153     794,295 SH             SOLE            794,295
MARCUS CORP                   COM               566330106      213      17,000 SH             SOLE             17,000
MATTSON TECHNOLOGY INC        COM               577223100    2,395     864,800 SH             SOLE            864,800
MGIC INVT CORP WIS            COM               552848103    1,488     300,000 SH             SOLE            300,000
MULTIBAND CORP                COM NEW           62544X209    1,400     465,260 SH             SOLE            465,260
NETQIN MOBILE INC             ADR REPR CL A     64118U108    4,440     417,302 SH             SOLE            417,302
NORANDA ALUM HLDG CORP        COM               65542W107    2,491     249,804 SH             SOLE            249,804
NORTH AMERN ENERGY PARTNERS   COM               656844107    2,193     447,535 SH             SOLE            447,535
PACER INTL INC TENN           COM               69373H106    3,438     544,020 SH             SOLE            544,020
PARKER DRILLING CO            COM               701081101    1,496     250,633 SH             SOLE            250,633
PATTERSON UTI ENERGY INC      COM               703481101      692      40,000 SH             SOLE             40,000
PENNANTPARK INVT CORP         COM               708062104    2,506     240,947 SH             SOLE            240,947
PIKE ELEC CORP                COM               721283109    2,102     255,391 SH             SOLE            255,391
PILGRIMS PRIDE CORP NEW       COM               72147K108    1,119     150,000 SH             SOLE            150,000
PRGX GLOBAL INC               COM NEW           69357C503    4,168     662,711 SH             SOLE            662,711
PROVIDENCE SVC CORP           COM               743815102    3,168     204,273 SH             SOLE            204,273
QUATERRA RES INC              COM               747952109      681   1,285,085 SH             SOLE          1,285,085
REGAL ENTMT GROUP             CL A              758766109    2,720     200,000 SH             SOLE            200,000
RICKS CABARET INTL INC        COM NEW           765641303    3,715     398,153 SH             SOLE            398,153
RUBY TUESDAY INC              COM               781182100    2,719     297,800 SH             SOLE            297,800
SEACHANGE INTL INC            COM               811699107      372      47,800 SH             SOLE             47,800
SILICON GRAPHICS INTL CORP    COM               82706L108    1,936     200,000 SH             SOLE            200,000
SORL AUTO PTS INC             COM               78461U101      584     179,766 SH             SOLE            179,766
SUPPORT COM INC               COM               86858W101    1,386     440,000 SH             SOLE            440,000
TRINITY BIOTECH PLC           SPON ADR NEW      896438306    1,644     154,067 SH             SOLE            154,067
TRIQUINT SEMICONDUCTOR INC    COM               89674K103    1,551     225,000 SH             SOLE            225,000
UNIVERSAL ELECTRS INC         COM               913483103    2,002     100,200 SH             SOLE            100,200
UNIVERSAL STAINLESS & ALLOY   COM               913837100    1,089      25,495 SH             SOLE             25,495
WABASH NATL CORP              COM               929566107      738      71,349 SH             SOLE             71,349

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